DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Q1) (Details)		3 Months Ended	6 Months Ended
	Sep. 17, 2020 USD ($) $ / shares shares	Mar. 31, 2021 USD ($) Business	Dec. 31, 2020 USD ($) shares
Description of Organization and Business Operations [Abstract]
Gross proceeds from initial public offering | $	$ 230,000,000		$ 225,796,000
Net proceeds placed in trust account | $	$ 230,000,000	$ 230,090,636	$ 230,053,249
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share)	$ 10.00
Net tangible asset threshold for redeeming Public Shares | $		$ 5,000,001
Percentage of Public Shares that can be redeemed without prior consent		15.00%
Percentage of Public Shares that would not be redeemed if Business Combination is not completed within Initial Combination Period		100.00%
Period to redeem Public Shares if Business Combination is not completed within Initial Combination Period		10 days
Minimum [Member]
Description of Organization and Business Operations [Abstract]
Number of operating businesses included in initial Business Combination | Business		1
Fair market value as percentage of net assets held in Trust Account included in initial Business Combination		80.00%
Post-transaction ownership percentage of the target business		50.00%
Maximum [Member]
Description of Organization and Business Operations [Abstract]
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share)	$ 10.00
Interest on Trust Account that can be held to pay dissolution expenses | $	$ 100,000
Public Shares [Member]
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares			23,000,000
Private Placement Warrant [Member]
Description of Organization and Business Operations [Abstract]
Share price (in dollars per share)	$ 1.00
Warrants issued (in shares) | shares	6,600,000
Gross proceeds from issuance of warrants | $	$ 6,600,000
Initial Public Offering [Member]
Description of Organization and Business Operations [Abstract]
Net proceeds placed in trust account | $	$ 230,000,000
Net proceeds from Initial Public Offering and Private Placement per unit (in dollars per share)	$ 10.00
Initial Public Offering [Member] | Public Shares [Member]
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares	23,000,000
Share price (in dollars per share)	$ 10.00
Redemption price (in dollars per share)	$ 10.00
Over-Allotment Option [Member] | Public Shares [Member]
Description of Organization and Business Operations [Abstract]
Units issued (in shares) | shares	3,000,000
Share price (in dollars per share)	$ 10.00